CONVERTIBLE NOTES (Tables)	6 Months Ended
Mar. 31, 2026
Convertible Notes Payable [Abstract]
Schedule of Net Carrying Amount of Liability Component of Convertible Notes

For the six months ended March 31, 2026, there were no Holders converted their convertible debentures. Net carrying amount of the liability component Convertible Notes dated as of March 31, 2026 was as follows:

	Principal	Interest on Convertible	Net carrying
	Outstanding	notes	Value
	$	$	$
Convertible Notes - 2026	3,948,900	1,338,408	5,287,308